MD&A - Risk management and control - Market Risk (Detail 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
+1 bp
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	$ (25.0)	$ (29.9)
Parallel up
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(4,600.0)	(6,000.0)
UBS AG | +1 bp
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(25.0)	(29.9)
UBS AG | Parallel up
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	$ (4,600.0)	$ (6,000.0)